Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Stockholders' Equity [Abstract]
Changes in unrealized gain/losses on securities AFS, deferred income taxes	$ 1,491	$ 3,159	$ 1,221
Dividends on common stock to stockholders per share	$ 0.400	$ 1.625	$ 2.29